UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment []; Amendment Number:

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      RELATIVE VALUE PARTNERS, LLC
           -----------------------------------------------------

Address:   1033 SKOKIE BLVD., SUITE 470, NORTHBROOK, IL 60062
           -----------------------------------------------------

Form 13F File Number: 028-12229
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   MAURY FERTIG
        -------------------------
Title:  MANAGING MEMBER
        -------------------------
Phone:  847-513-6300
        -------------------------

Signature, Place, and Date of Signing:

/s/ MAURY FERTIG                       NORTHBROOK, IL                11/8/2011
---------------------                  --------------                ----------
     [Signature]                        [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:            83
                                         ------------
Form 13F Information Table Value Total:       373,242
                                         ------------
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


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                                               FORM 13F INFORMATION TABLE

                                                          VALUE     SHARES/  SH/ PUT/ INVSTMT OTHER    VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS     CUSIP     (x $1000)  RN AMT  PRN CALL DSCRETN MANAGERS       SOLE
---------------------------  --------------     --------- --------- -------  --- ---- ------- -------- ----------------
ADAMS EXPRESS CO 	      COM	        006212104     126     13627   SH       SOLE     NONE      13627
AGIC EQUITY & CONV INCOME FD  COM	        00119P102    3976    262253   SH       SOLE     NONE     262253
ALLIANCEBERNSTEIN INCOME FD   COM	        01881E101   20678   2594491   SH       SOLE     NONE    2594491
ALPS ETF TR 	              ALERIAN MLP	00162Q866    5909    387741   SH       SOLE     NONE     387741
APOLLO SR FLOATING RATE FD    COM	        037636107    1585    100568   SH       SOLE     NONE     100568
BANK OF AMERICA CORP          COM	        060505104     150     24523   SH       SOLE     NONE      24523
BANKFINANCIAL CORP 	      COM	        06643P104     113     17000   SH       SOLE     NONE      17000
BERKSHIRE HATHAWAY INC DEL    CL B NEW	        084670702     625      8800   SH       SOLE     NONE       8800
BLACKROCK CREDIT ALL INC TR   COM               092508100   18274   1591817   SH       SOLE     NONE    1591817
BLACKROCK CREDIT ALL INC TR   COM               09255H105    6801    728206   SH       SOLE     NONE     728206
BLACKROCK ENH CAP & INC FD    COM	        09256A109     206     17454   SH       SOLE     NONE      17454
BLACKROCK ENHANCED EQT DIV    COM	        09251A104      81     11617   SH       SOLE     NONE      11617
BLACKROCK LTD DURATION INC    COM SHS	        09249W101    1777    111830   SH       SOLE     NONE     111830
BLACKROCK STRAT EQUITY DIV    COM	        09249Y107     219     24072   SH       SOLE     NONE      24072
CALAMOS CONV & HIGH INCOME    COM SHS	        12811P108     763     68763   SH       SOLE     NONE      68763
CFS BANCORP INC 	      COM	        12525D102      56     12999   SH       SOLE     NONE      12999
CHEVRON CORP NEW              COM       	166764100     682      7367   SH       SOLE     NONE       7367
CLOUGH GLOBAL OPPORTUNITIES   SH BEN INT	18914E106    1865    176732   SH       SOLE     NONE     176732
COHEN & STEERS INFRASTRUCTUR  COM	        19248A109     192     12319   SH       SOLE     NONE      12319
DWS HIGH INCOME OPPORT FD     COM NEW	        23339M204    6898    527810   SH       SOLE     NONE     527810
EATON VANCE FLTING RATE INC   COM	        278279104     980     69554   SH       SOLE     NONE      69554
EATON VANCE LTD DUR INCOME    COM	        27828H105    1942    132457   SH       SOLE     NONE     132457
EATON VANCE RISK MNGD DIV EQ  COM	        27829G106   17711   1617425   SH       SOLE     NONE    1617425
EATON VANCE SH TM DR DIVR     COM	        27828V104    2990    185818   SH       SOLE     NONE     185818
EATON VANCE SR INCOME TR      SH BEN INT	27826S103     301     47718   SH       SOLE     NONE      47718
EATON VANCE TAX MNG GBL DV    COM	        27829F108   11237   1404662   SH       SOLE     NONE    1404662
EATON VANCE TX MGD DIV EQ     COM	        27828N102    6887    807437   SH       SOLE     NONE     807437
EATON VANCE TXMGD GL BUYWR O  COM	        27829C105     455     46597   SH       SOLE     NONE      46597
ELLSWORTH FUND LTD	      COM               289074106    5267    819113   SH       SOLE     NONE     819113
FIRST TR SR FLG RTE INCM FD   COM	        33733U108    2908    216670   SH       SOLE     NONE     216670
GDL FUND 	              COM SH BEN IT	361570104    2202    184702   SH       SOLE     NONE     184702
GUGGENHEIM ENHANCED EQUITY    COM	        40167K100    1337     93976   SH       SOLE     NONE      93976
GULF RESOURCES INC 	      COM PAR $0.0005	40251W309      38     16900   SH       SOLE     NONE      16900
INTEL CORP 	              COM	        458140100     284     13300   SH       SOLE     NONE      13300
INTERVEST BANCSHARES CORP     CL A	        460927106      44     16600   SH       SOLE     NONE      16600
ISHARES INC 	              MSCI JAPAN	464286848     205     21689   SH       SOLE     NONE      21689
ISHARES TR       	      BARCLYS USAGG B   464287226     756      6869   SH       SOLE     NONE       6869
ISHARES TR	              MSCI EAFE INDEX	464287465     204      4260   SH       SOLE     NONE       4260
ISHARES TR 	              S&P 100 IDX FD	464287101   24865    483465   SH       SOLE     NONE     483465
JOHNSON & JOHNSON 	      COM	        478160104     294      4620   SH       SOLE     NONE       4620
LIBERTY ALL STAR EQUITY FD    SH BEN INT        530158104   19061   4648935   SH       SOLE     NONE    4648935
LIBERTY ALL-STAR GROWTH FD    COM	        529900102    5771   1602997   SH       SOLE     NONE    1602997
LMP CAP & INCOME FD INC       COM               50208A102   15133   1300059   SH       SOLE     NONE    1300059
LOEWS CORP	              COM	        540424108     681     19700   SH       SOLE     NONE      19700
MACQUARIE GLBL INFRA TOTL RE  COM	        55608D101     433     28240   SH       SOLE     NONE      28240
MARKET VECTORS ETF TR 	      GOLD MINER ETF	57060U100    6304    114218   SH       SOLE     NONE     114218
MERCK & CO INC NEW 	      COM	        58933Y105     221      6760   SH       SOLE     NONE       6760
MFA FINANCIAL INC 	      COM	        55272X102     112     16000   SH       SOLE     NONE      16000
MFS CHARTER INCOME TR 	      SH BEN INT	552727109    1637    191870   SH       SOLE     NONE     191870
MFS GOVT MKTS INCOME TR       SH BEN INT	552939100    1465    219986   SH       SOLE     NONE     219986
MFS MULTIMARKET INCOME TR     SH BEN INT        552737108    6803   1079919   SH       SOLE     NONE    1079919
MICROSOFT CORP		      COM	        594918104     380     15250   SH       SOLE     NONE      15250
MORGAN STANLEY ASIA PAC FD    COM	        61744U106     603     43011   SH       SOLE     NONE      43011
NEW GERMANY FD INC	      COM	        644465106     221     17304   SH       SOLE     NONE      17304
NFJ DIVID INT & PREM STRTGY   COM SHS	        65337H109     307     20800   SH       SOLE     NONE      20800
NUVEEN EQTY PRM OPPORTUNITY   COM	        6706EM102    5172    475793   SH       SOLE     NONE     475793
NUVEEN EQUITY PREM INCOME FD  COM	        6706ER101     510     47719   SH       SOLE     NONE      47719
NUVEEN FLOATING RATE INCOME   COM	        67072T108     226     22341   SH       SOLE     NONE      22341
NUVEEN MTG OPPTY TERM FD 2    COM	        67074R100     271     13320   SH       SOLE     NONE      13320
NUVEEN MULT STRAT INCM GR FD  COM SHS	        67073D102    9662   1229325   SH       SOLE     NONE    1229325
OMNIAMERICAN BANCORP INC      COM	        68216R107     608     44511   SH       SOLE     NONE      44511
PFIZER INC	              COM	        717081103     241     13658   SH       SOLE     NONE      13658
PHOENIX COS INC NEW 	      COM	        71902E109      21     17004   SH       SOLE     NONE      17004
PROSHARES TR 	              PSHS ULSHT SP500	74347R883    2898    113700   SH       SOLE     NONE     113700
PROVIDENT ENERGY LTD NEW      COM	        74386V100      86     10500   SH       SOLE     NONE      10500
PUTNAM MUN OPPORTUNITIES TR   SH BEN INT	746922103    4929    420950   SH       SOLE     NONE     420950
REDWOOD TR INC 	              COM	        758075402     128     11501   SH       SOLE     NONE      11501
ROYCE VALUE TR INC	      COM	        780910105   16222   1464095   SH       SOLE     NONE    1464095
SELECT SECTOR SPDR TR 	      SBI INT-ENERGY    81369Y506    7754    132528   SH       SOLE     NONE     132528
SELECT SECTOR SPDR TR         SBI INT-TECH      81369Y803    5707    241820   SH       SOLE     NONE     241820
SELECT SECTOR SPDR TR 	      SBI INT-UTILS     81369Y886    7421    220719   SH       SOLE     NONE     220719
SHELTON GTR CHINA FD 	      SH BEN INT	823014105     327     55872   SH       SOLE     NONE      55872
SPDR SERIES TRUST 	      BRCLYS 1-3MT ETF	78464A680    6242    136147   SH       SOLE     NONE     136147
SPECIAL OPPORTUNITIES FD INC  COM	        84741T104   16008   1115538   SH       SOLE     NONE    1115538
SUNAMERICA FCSED ALPHA GRW    COM	        867037103   9987     566143   SH       SOLE     NONE     566143
SUNAMERICA FOCUSE ALPHA LC    COM	        867038101    5648    361119   SH       SOLE     NONE     361119
TCW STRATEGIC INCOME FUND     COM	        872340104    7631   1532312   SH       SOLE     NONE    1532312
TRI CONTL CORP 	              COM	        895436103   16426   1291323   SH       SOLE     NONE    1291323
TS&W CLAYMORE TAX ADVNTG BL   COM	        87280R108   11897   1090435   SH       SOLE     NONE    1090435
VANGUARD BD INDEX FD INC      TOTAL BND MRKT	921937835   14820    176976   SH       SOLE     NONE     176976
VERIZON COMMUNICATIONS INC    COM	        92343V104     261      7100   SH       SOLE     NONE       7100
ZWEIG FD 	              COM	        989834106   10545   3739231   SH       SOLE     NONE    3739231
ZWEIG TOTAL RETURN FD INC     COM	        989837109     579    191122   SH       SOLE     NONE     191122